Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - Related Party - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Commissions related party	$ 251,826	$ 350,706
Vessels operating expenses related party	653,815	470,202
Dry-docking expenses related party	16,260	123,840
General and administrative expenses related party	1,646,862	2,031,563
Vessel sale & purchase commissions related party	$ 0	$ 745,000